Note 18 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
18	Exploration and evaluation assets

	Glen Hume	Connemara North	GG	Eagle Vulture, Mascot & Penzance	Sabiwa	Total

Balance at January 1, 2019	–	–	3,347	3,344	276	6,967
- Consumables and drilling	–	–	6	(3)	–	3
- Contractor	–	–	36	57	–	93
- Labour	–	–	32	8	–	40
- Power	–	–	20	10	6	36
Balance at December 31, 2019	–	–	3,441	3,416	282	7,139

Balance at January 1, 2020	–	–	3,441	3,416	282	7,139
- Option payments	2,500	300	–	–	–	2,800
- Consumables and drilling	161	–	28	–	–	189
- Labour	–	–	35	11	–	46
- Power	–	–	19	3	2	24
Reallocate to assets held for sale (note 21.1) ~	–	–	–	(500)	–	(500)
Impairment ~	–	–	–	(2,930)	–	(2,930)
Balance at December 31, 2020	2,661	300	3,523	–	284	6,768

*
The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment (refer to note
4
(b)(i)).  The new disclosure policy was adopted from
December 10, 2020
and has been applied retrospectively.

~
Management determined the fair value of Eagle Vulture, Mascot and Penzance as the future sale price as agreed by independent parties in the sale contract that amounted to
$500.
  The carrying amount of Eagle Vulture, Mascot and Penzance before the impairment was
$3,430
and the write down resulted in an impairment expense of
$2,930.
  The
$500
carrying value was reallocated to Assets held for sale in
December, 2020.

(a)	Glen Hume

On
November 19, 2020
the Company concluded an option agreement (“Glen Hume option”) with the representatives of Glen Hume, whereby they granted the Company an option for the right to carry out legal due diligence and conduct drilling and/or other exploratory work over a period of
15
months from the conclusion date to understand the resource body of the Glen Hume property, situated in Gweru, Zimbabwe.

On
November 24, 2020
a price of
$2.5
million was paid for the Glen Hume option. The Company aims to spend approximately
$1
million over the option period to understand the gold deposit.

Should the Company exercise the option, an exercise price of
$2.5
million will be payable to obtain the mining claims and the Glen Hume representatives will also obtain a
1%
net smelter royalty (“NSR”) on the future production of the Glen Hume project. The NSR can subsequently be bought out at the Company's discretion for a lump sum payment of
$15
million within the
first
five
years following the acquisition by the Company of the claims, or
$10
million until the
tenth
anniversary of operation or
$5
million thereafter.

(b)	Connemara North

On
December 16, 2020
the Company concluded an option agreement (“Connemara North option”) with the representatives of Connemara North to purchase the claims over the Connemara North mining properties situated in Gweru, Zimbabwe. The exercise of the option will be exercisable at the discretion of the Company.

An amount of
$300
is payable for the Connemara North option and remained outstanding at the date of approval of the consolidated financial statements. The outstanding amount was accounted for as Trade and other payables (Refer note
31
).

The Connemara North option gives the Company the right to carry out legal due diligence and conduct drilling and/or other exploratory work over a period of
18
months from the conclusion date to understand the resource body.

If the Company elects to exercise the option,
$600
becomes payable to the Connemara representatives within
7
days of the submission of the transfer documents to the Ministry of Mines and a further
$4.4
million within
7
days from confirmation of transfer of ownership by the Ministry of Mines. The first
payment of
$600
will remain refundable subject to the Ministry of Mines approval. After the purchase, the Connemara representatives will retain a
1%
NSR payable quarterly in arrears on the net sale proceeds from the Connemara gold deposits.